INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Tax benefit at Australian statutory rate	(1,490,370	(1,101,288
Foreign tax rate differential	21,103	38,950
Share-based compensation	361,937	439,304
Valuation allowance and other changes in deferred tax assets	2,032,789	138,250
Income tax provision (benefit)	925,459	(484,784
Percentage [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax benefit at Australian statutory rate	25.00	25.00
Foreign tax rate differential	-0.35	-0.88
Share-based compensation	-6.07	-9.97
Valuation allowance and other changes in deferred tax assets	-34.10	-3.14
Income tax provision (benefit)	-15.52	11.01